(12) INVESTMENTS (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfInvestmentsLineItems [Line Items]
Dividend	R$ 98,746	R$ 54,026
Interest on own capital	1,436	2,118
Total	100,182	56,145
Investco S.A [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Dividend	0	0
Interest on own capital	1,436	2,118
Total	1,436	2,118
BAESA - Energetica Barra Grande S.A. [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Dividend	3	108
Interest on own capital	0	0
Total	3	108
Campos Novos Energia S.A. ("ENERCAN") [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Dividend	65,010	21,184
Interest on own capital	0	0
Total	65,010	21,184
Chapecoense Geracao S.A. ("Chapecoense") [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Dividend	33,733	32,734
Interest on own capital	0	0
Total	R$ 33,733	R$ 32,734